RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Marla Palumbo has advanced the Company a limited amount of funds to cover some general operating expenses and travel costs. These advances are unsecured, due on demand and non-interest bearing. As of December 31, 2019 and 2018, the balance due to Ms. Palumbo for cash advances is $9,498 and $300, respectively. Ms. Palumbo is the President of the Company and wife of the CEO, Mark Palumbo.

On June 29, 2018, Ms. Palumbo advanced the Company $6,000 for general operating expenses. The advance is unsecured, due on demand and non-interest bearing. During the year ended December 31, 2019, the $6,000 was repaid.

During the year ended December 31, 2018, EME, Ltd. advanced the Company $2,366 to pay for certain operating expenses. EME, Ltd. is owned by Mark Palumbo, CEO. The advance was repaid during the year ended December 31, 2019. The advance was unsecured, non-interest bearing and due on demand. In addition, there is $9,857 and $4,373 of accounts payable due to EME, Ltd as of December 31, 2019 and 2018.

During the years ended December 31, 2019 and 2018, the Company paid sales commissions of $25,562 and $28,655, respectively, to EME Ltd.

During the years ended December 31, 2019 and 2018, respectively, the Company incurred $6,400 and $4,800 of expense for Matthew Palumbo for product design services. Matthew Palumbo is the son of Mark Palumbo, CEO.

On April 29, 2019, the Company entered into a Technology License Agreement with Mark Palumbo (“Licensor”) whereby the Licensor granted to the Company an exclusive worldwide license (the “License”) to use, market, promote and distribute certain technology related to a provisional patent application for a “Process for creating Carbohydrate Complexes with Cannabinoids and other Hydrophobic Molecules in large scale,” related patent applications, related trade-secrets and associated knowhow, including methods, techniques, specifications, procedures, information, systems, knowledge and business processes required to practice and carry on business in the field of data collection, security and management (the “Technology”). The initial term of the License is 5-years (the “Initial Term”) and shall automatically be renewed for successive 1-year terms (each, a “Renewal Term”) unless the Company elects to terminate the License by giving 30 days’ written notice prior to commencement of a Renewal Term. In exchange for the License of the Technology, the Company shall issue to the Licensor 5,000,000 restricted shares of its common stock, valued at par value per share, at the effective date of the agreement, and shall issue to the Licensor an additional 1,000,000 restricted shares of its common stock, valued at par value per share, at the commencement of each Renewal Term.